Equity - Non-controlling interests - Dividends paid (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	€ 222	€ 177
Dividends paid to non-controlling interests, classified as financing activities	374	277
Sonatel [member]
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	202	185
Orange Cte d'Ivoire Group [member]
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	53
Jordan Telecom Groups [member]
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	25	17
Mdi Telecom And Its Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	34	33
Orange Polska S.A.
Disclosure of classes of share capital [line items]
Dividends paid to non-controlling interests, classified as financing activities	€ 51	€ 35